Note 6 - Trade Accounts Receivable - Trade Accounts Receivable Schedule (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Accounts receivable from customers	$ 25,912	$ 95,922
Provisional price adjustment	(9,249)	(66,229)
Current trade receivables	$ 16,663	$ 29,693